Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts receivable, net
7	Accounts receivable, net

	As of December 31,
	2016	2017
Accounts receivable, gross	32,387	42,276
Less: allowance for doubtful accounts	(1,693)	(1,478)

Accounts receivable, net	30,694	40,798

The following table presents the movement in the allowance for doubtful accounts:

	For the years ended December 31,
	2016	2017
Balance at the beginning of year	1,733	1,693
Additions for the year	99	910
Recoveries	—	(40)
Accounts receivable written off	(99)	(1,134)
Exchange differences	(40)	49

Balance at the end of year	1,693	1,478